Derivative Financial Instruments (Schedule Of Derivative Instruments In Statement Of Financial Position, Fair Value) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Derivatives Designated As Hedging Instruments
Derivatives, Fair Value [Line Items]
Asset Derivatives	$ 115,164	$ 30,261
Liability Derivatives	33,315	21,517
Derivatives Not Designated As Hedging Instruments
Derivatives, Fair Value [Line Items]
Asset Derivatives	115,164	31,527
Liability Derivatives	40,815	22,579
Foreign Exchange Contracts | Derivatives Designated As Hedging Instruments
Derivatives, Fair Value [Line Items]
Asset Derivatives	87,878	13,410
Liability Derivatives	33,315	21,517
Foreign Exchange Contracts | Derivatives Not Designated As Hedging Instruments
Derivatives, Fair Value [Line Items]
Asset Derivatives	0	1,266
Liability Derivatives	7,500	1,062
Cross Currency Interest Rate Swaps | Derivatives Designated As Hedging Instruments
Derivatives, Fair Value [Line Items]
Asset Derivatives	27,286	16,851
Liability Derivatives	$ 0	$ 0